Segment information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating segments
Revenue	€ 232,023	€ 205,450	€ 170,449
Materialise Software
Operating segments
Revenue	43,688	42,902	39,054
Segment adjusted EBITDA	€ 1,514	€ 15,705	€ 13,383
Segment adjusted EBITDA %	0.035%	0.366%	0.343%
Materialise Medical
Operating segments
Revenue	€ 84,846	€ 73,368	€ 61,729
Segment adjusted EBITDA	€ 18,822	€ 20,669	€ 13,915
Segment adjusted EBITDA %	0.222%	0.282%	0.225%
Materialise Manufacturing
Operating segments
Revenue	€ 103,489	€ 89,180	€ 69,635
Segment adjusted EBITDA	€ 8,229	€ 6,275	€ 2,548
Segment adjusted EBITDA %	0.08%	0.07%	0.037%
Total segments
Operating segments
Revenue	€ 232,023	€ 205,450	€ 170,418
Segment adjusted EBITDA	€ 28,565	€ 42,649	€ 29,846
Segment adjusted EBITDA %	0.123%	0.208%	0.175%
Unallocated
Operating segments
Revenue	€ 0	€ 0	€ 31
Segment adjusted EBITDA	(9,551)	(10,159)	(9,468)
Consolidated Segments
Operating segments
Revenue	232,023	205,450	170,449
Segment adjusted EBITDA	€ 19,014	€ 32,490	€ 20,378
Segment adjusted EBITDA %	0.082%	0.158%	0.12%